EATON VANCE MANAGEMENT The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

March 1, 2007

Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549 Attention: Office of Filings, Information & Consumer Services

Re:	Form N-1A Filing for Eaton Vance Mutual Funds Trust (the “Registrant”)
on behalf of its series Eaton Vance Cash Management Fund
Eaton Vance Money Market Fund
Eaton Vance Tax Free Reserves (the “Funds”)
Post-Effective Amendment No. 122 (1933 Act File No. 02-90946)
Amendment No. 125 (1940 Act File No. 811-04015) (the “Amendment”)

Ladies and Gentlemen:

     On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including a prospectus and statement of additional information (“SAI”) for the Registrant and exhibits. The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

     The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act and will become effective automatically on May 1, 2007.

     The Amendment is being filed pursuant to Rule 485(a) solely for the purpose of registering Class B shares of the Cash Management Fund. The disclosure relating to Class B shares of the Fund is substantially the same as the disclosure relating to Class B shares of other Eaton Vance Funds, including Eaton Vance Government Obligations Fund or Eaton Vance High Income Fund, both series of the Registrant, which was contained in Post-Effective Amendment No. 121 to Registrant’s registration statement filed with the Securities and Exchange Commission pursuant to Rule 485(b) on February 27, 2007 (Accession No. 0000940394-07-009176).

Securities and Exchange Commission March 1, 2007 Page Two

     Based on the foregoing, the Registrant hereby requests that the Staff, in reviewing the prospectus and SAI included in the Amendment, use the selective review procedure set forth in Investment Company Act Release No. 13768 (February 15, 1984) in processing the Amendment.

     If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 598-8029 or fax (617) 338-8054.

Very truly yours,

/s/ Christopher Sechler
Christopher Sechler, Esq.
Vice President